Other Non-Financial Assets	12 Months Ended
Dec. 31, 2022
Statement [LineItems]
Other Non-Financial Assets
19	OTHER NON-FINANCIAL ASSETS
The composition of the other non-financial assets as of December 31, 2022 and 2021 is as follows:

Composition	12/31/2022	12/31/2021
Investment property (see note 17)	8,689,946	1,694,136
Advanced prepayments	2,347,616	1,617,108
Tax advances	1,230,143	855,688
Other	185,165	374,911

Total	12,452,870	4,541,843